13. INTANGIBLE ASSETS AND GOODWILL: Schedule of Finite-Lived Intangible Assets and Goodwill (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
intangible Assets, Gross, Starting Balance	$ 0
Intangible Assets, Acquired from Platinum Vapes	63,898,750
Intangible Assets, Acquired from 1251881 B.C. Ltd	101,887,000
Intangible Assets, Additions	0
Intangible Assets, Disposals	0
Intangible Assets, Translation Adjustment	(2,148,550)
intangible Assets, Gross, Ending Balance	163,637,200
intangible Assets, Accumulated amortization, Starting Balance	0
Amortization of Intangible Assets, Amortization	10,658,167
Amortization of Intangible Assets, Disposals	0
Amortization of Intangible Assets, Translation Adjustment	0
intangible Assets, Accumulated amortization, Ending Balance	10,658,167
intangible Assets, Net, Starting Balance	0
intangible Assets, Net, Ending Balance	152,979,033
Platinum Vapes license
intangible Assets, Gross, Starting Balance	0
Intangible Assets, Acquired from Platinum Vapes	29,907,250
Intangible Assets, Acquired from 1251881 B.C. Ltd	0
Intangible Assets, Additions	0
Intangible Assets, Disposals	0
Intangible Assets, Translation Adjustment	(1,005,610)
intangible Assets, Gross, Ending Balance	28,901,640
intangible Assets, Accumulated amortization, Starting Balance	0
Amortization of Intangible Assets, Amortization	0
Amortization of Intangible Assets, Disposals	0
Amortization of Intangible Assets, Translation Adjustment	0
intangible Assets, Accumulated amortization, Ending Balance	0
intangible Assets, Net, Starting Balance	0
intangible Assets, Net, Ending Balance	28,901,640
Platinum Vapes brand
intangible Assets, Gross, Starting Balance	0
Intangible Assets, Acquired from Platinum Vapes	33,991,500
Intangible Assets, Acquired from 1251881 B.C. Ltd	0
Intangible Assets, Additions	0
Intangible Assets, Disposals	0
Intangible Assets, Translation Adjustment	(1,142,940)
intangible Assets, Gross, Ending Balance	32,848,560
intangible Assets, Accumulated amortization, Starting Balance	0
Amortization of Intangible Assets, Amortization	0
Amortization of Intangible Assets, Disposals	0
Amortization of Intangible Assets, Translation Adjustment	0
intangible Assets, Accumulated amortization, Ending Balance	0
intangible Assets, Net, Starting Balance	0
intangible Assets, Net, Ending Balance	32,848,560
1251881 B.C. Ltd. license
intangible Assets, Gross, Starting Balance	0
Intangible Assets, Acquired from Platinum Vapes	0
Intangible Assets, Acquired from 1251881 B.C. Ltd	101,887,000
Intangible Assets, Additions	0
Intangible Assets, Disposals	0
Intangible Assets, Translation Adjustment	0
intangible Assets, Gross, Ending Balance	101,887,000
intangible Assets, Accumulated amortization, Starting Balance	0
Amortization of Intangible Assets, Amortization	10,658,167
Amortization of Intangible Assets, Disposals	0
Amortization of Intangible Assets, Translation Adjustment	0
intangible Assets, Accumulated amortization, Ending Balance	10,658,167
intangible Assets, Net, Starting Balance	0
intangible Assets, Net, Ending Balance	$ 91,228,833